UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  March 31, 2007

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Check here if Amendment [   ]


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  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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?
?
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Form 13F File Number:  028-11567




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Marc Simons
?
?







Title:
Chief Operating Officer
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Phone:
212-328-7140
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?


















Signature, Place and Date of Signing:



















?Marc Simons
?
?

?New York, NY
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?

?1/26/06


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
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0








Form 13F Information Table Entry Total:
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70








Form 13F Information Table Value Total:
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       $574,407





(thousands)
List of Other Included Managers:










NONE



































FORM 13F INFORMATION TABLE



















COLUMN 1

COLUMN 2

COLUMN 3

COLUMN 4

COLUMN 5

COLUMN 6

COLUMN 7

COLUMN 8

























VALUE

SHRS OR
SH/
PUT/

INVESTMENT

OTHER

VOTING AUTHORITY
NAME OF ISSUER

TITLE OF CLASS

CUSIP

(X$1000)

PRN AMT
PRN
CALL

DISCRETION

MANAGERS

SOLE
SHARED
NONE
AKAM 1% 15 DEC 2033

NOTE 1% 12/1/2033

00971TAE1

          79,723

         24,500,000
PRN


SOLE



X


AMERICA MOVIL-ADR SERIES L

SPON ADR L SHS

02364W105

               1,912

                 40,000
SH


SOLE



X


AMGN 0.125% 1 FEB 2011

NOTE 0.125% 2/1/2011

031162AN0

             4,573

           5,000,000
PRN


SOLE



X


AMZN 4.75% 01 FEB 2009

DEBT 4.75% 2/1/2009

023135AF3

           14,554

           14,741,000
PRN


SOLE



X


BARRICK GOLD CORP

COM

067901108

                   98

                    3,432
SH


SOLE



X


BARRICK GOLD CORP P @ 25.0 JAN 08

PUT

067901958

                257

                          90
PUT
PUT

SOLE



X


BEST BUY CO INC

COM

086516101

             3,050

                 62,600
SH


SOLE



X


BLK 2.625% 15 FEB 2035

DBCV 2.625% 2/15/2035
09247XAB7

             9,964

           6,256,000
PRN


SOLE



X


CA 1.625%  15 DEC 2009

NOTE 1.625 12/15/2009

204912AQ2

           13,477

          10,000,000
PRN


SOLE



X


CCL 0% 24 OCT 2021

NOTE 0% 10/24/2021

143658AS19

           19,759

         25,000,000
PRN


SOLE



X


CCL 2.0% 15 APR 2021

NOTE 2% 4/15/2021

143658AN22

           14,539

           11,800,000
PRN


SOLE



X


CDN 0% 15 AUG 2023

NOTE 0% 8/15/2023

127387AB4

           10,207

           7,500,000
PRN


SOLE



X


CEPH 0% 15 JUN 2033 A*

NOTE 0% 6/15/2033

156708AK5

            11,977

            9,491,000
PRN


SOLE



X


CEPH 0% 15 JUN 2033 SER B

NOTE 0% 6/15/2033

156708AL3

             6,676

           5,000,000
PRN


SOLE



X


CHIPOTLE MEXICAN GRI-CL B (NYS)

CL B

169656204

           13,825

                240,861
SH


SOLE



X


COLEMAN CABLE INC (NMS)

COM

193459302

              1,553

                 75,000
SH


SOLE



X


COLLEGIATE PACIFIC INC

COM NEW

194589206

               1,210

                155,075
SH


SOLE



X


CTV 1% 15 MAR 2024

SDCV 1% 3/15/2024

203372AD9

          30,036

          15,000,000
PRN


SOLE



X


CVS /CAREMARK CORP

COM

126650100

              1,775

                 52,000
SH


SOLE



X


DELCATH SYSTEMS INC

COM

24661P104

                   93

                  21,500
SH


SOLE



X


DENDREON CORP C @ 10.0 APR 07

CALL

24823Q907

                   65

                          50
CALL
CALL

SOLE



X


DENDREON CORP C @ 10.0 MAY 07

CALL

24823Q907

                252

                        195
CALL
CALL

SOLE



X


DENDREON CORP C @ 10.000 AUG 07

CALL

24823Q907

                   22

                           17
CALL
CALL

SOLE



X


DENDREON CORP C @ 12.5 MAY 07

CALL

24823Q907

                402

                         311
CALL
CALL

SOLE



X


DENDREON CORP C @ 5.000 APR 07

CALL

24823Q907

                226

                        175
CALL
CALL

SOLE



X


DENDREON CORP C @ 5.000 AUG 07

CALL

24823Q907

                   37

                          29
CALL
CALL

SOLE



X


DENDREON CORP C @ 5.000 MAY 07

CALL

24823Q907

                   65

                          50
CALL
CALL

SOLE



X


DENDREON CORP P @ 2.5 MAY 07

PUT

24823Q957

                 129

                        100
PUT
PUT

SOLE



X


DOMTAR CORP C @ 10.0 APR 07

CALL

257559904

              1,280

                     1,500
CALL
CALL

SOLE



X


DOMTAR INC C @ 7.500 APR 07

CALL

257559904

             2,580

                    3,025
CALL
CALL

SOLE



X


ENERGY PARTNERS LTD

COM

29270U105

           20,217

              1,113,900
SH


SOLE



X


EXCO RESOURCES INC

COM

269279402

                829

                 50,000
SH


SOLE



X


FACTORY CARD & PARTY OUTLET

COM

303051106

                 241

                 28,547
SH


SOLE



X


GENEVA ACQUISITION CORP-UNIT

UNIT

37185Y203

                243

                 40,000
SH


SOLE



X


GULFMARK OFFSHORE INC

COM

402629109

                437

                  10,000
SH


SOLE



X


HALLIBURTON CO

COM

406216101

          55,555

            1,750,300
SH


SOLE



X


HANOVER CAPITAL MORTGAGE HOLDING

COM

410761100

                 107

                  24,401
SH


SOLE



X


INFORMATION SERVICES GROUP-U (AS

UNIT 01/31/2011

45675Y203

                805

                100,000
SH


SOLE



X


INTERNATIONAL PAPER CO P @ 32.5 APR 07

PUT

46018M104

              9,100

                    2,500
PUT
PUT

SOLE



X


JENNIFER CONVERTIBLES INC

COM

476153101

                207

                 44,359
SH


SOLE



X


LIBERTY MEDIA HOLD -CAP SER A

CAP COM SER A

53071M302

             5,954

                 53,836
SH


SOLE



X


LOW 0.861% 19 OCT 2021

0.861% 10/19/2021

548661CG0

          27,425

         25,000,000
PRN


SOLE



X


MEDIA & ENTERTAINMENT-UNITS

UNIT

58439W207

                642

                 80,000
SH


SOLE



X


METRO HEALTH NETWORKS INC

COM

592142103

                   95

                 46,800
SH


SOLE



X


MIRANT CORP-W/I-CW11 (NYS)

W EXP 01/03/2011

60467R118

           10,600

               500,000
SH


SOLE



X


MRX 2.5% 06 JUN 2032

NOTE 2.5% 6/6/2032

58470KAA2

           19,747

          17,500,000
PRN


SOLE



X


NASDAQ-100 TRUST SERIES 1(OLD)

UNIT SER 1

631100104

                562

                  12,900
SH


SOLE



X


NORTEL NETWORKS CORP EQUITY OPTI C @ 25.000 APR 07
CALL

656568908

           12,025

                    5,000
CALL
CALL

SOLE



X


OWENS CORNING INC(NYS)

COM

690742101

             6,372

               200,000
SH


SOLE



X


PRU FRN 15 NOV 2035

FRNT 11/15/2035

744320AC6

           15,466

          15,000,000
PRN


SOLE



X


RIG 1.5% 15 MAY 2021

DBCV 1.5% 5/15/2021

893830AD17

          30,706

          26,167,000
PRN


SOLE



X


SOFTBRNADS INC W/I

COM

83402A107

                   75

                 34,500
SH


SOLE



X


SPDR TRUST SERIES 1

UNIT SER 1

78462F103

              3,124

                  22,001
SH


SOLE



X


SPDR TRUST SERIES 1 C @ 143.0 JUN 07

CALL

78462F903

           17,750

                     1,250
CALL
CALL

SOLE



X


SPDR TRUST SERIES 1 EQUITY OPTIO P @ 143.0 MAY 07

PUT

78462F953

           14,200

                     1,000
PUT
PUT

SOLE



X


SPDR TRUST SERIES 1 P @ 143.0 JUN 07

PUT

78462F953

           17,750

                     1,250
PUT
PUT

SOLE



X


STAR MARITIME ACQUISITION

COM

85516E107

             4,423

                431,500
SH


SOLE



X


STMICROELECTRONICS NV-NY SHS C @ 20.0 APR 07

CALL

85516E901

                387

                       378
CALL
CALL

SOLE



X


STMICROELECTRONICS NV-NY SHS P @ 17.500 APR 07

PUT

85516E951

                205

                       200
PUT
PUT

SOLE



X


SUPERIOR ESSEX INC

COM

86815V105

                     7

                       200
SH


SOLE



X


SUPERVALU INC C @ 30.000 JAN 08

CALL

868536903

             4,884

                     1,250
CALL
CALL

SOLE



X


SUPERVALU INC P @ 20.000 JAN 08

PUT

868536953

             4,688

                     1,200
PUT
PUT

SOLE



X


TEVA 4.5% 15 MAY 2008

NOTE 4.5% 5/15/2008

465823AG7

           15,844

          15,668,000
PRN


SOLE



X


TRICO MARINE SERVICES INC

COM NEW

896106200

              2,414

                 64,800
SH


SOLE



X


USA MOBILITY INC (NAS)

COM

90341G103

              1,654

                 83,000
SH


SOLE



X


VSH 3.625% 01 AUG 2023

NOTE 3.625% 8/1/2023

928298AF5

             5,036

           5,000,000
PRN


SOLE



X


WEYERHAEUSER CO

COM

962166104

                     2

                          33
SH


SOLE



X


WHEELING-PITSBURGH CORP

COM

963142302

                474

                 20,000
SH


SOLE



X


WR GRACE & CO

COM

38388F108

                528

                 20,000
SH


SOLE



X


YHOO 0% 01 APR 2008

FRNT 4/1/2008

984332AB2

            19,312

          12,500,000
PRN


SOLE



X